Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
FASB ASC Topic 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated to include any dilutive effect of our common stock equivalents. Our common stock equivalents consist of stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, 2014 Notes, and warrants. The dilutive effect of the stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, and warrants is calculated using the treasury-stock method. The dilutive effect of the 2014 Notes is calculated by applying the “if-converted” method. This assumes an add-back of interest, net of income taxes, to net income as if the securities were converted at the beginning of the period. During the years ended December 31, 2013, 2012, and 2011, the convertible notes had an anti-dilutive effect on earnings per share and we therefore excluded from the dilutive shares calculation. In addition, approximately 776,722, 267,520, and 136,000 common stock equivalents have been excluded from the computation of diluted net loss per share for the years ended December 31, 2013, 2012, and 2011, respectively, because their effect is anti-dilutive as a result of our net loss from continuing operations in those periods. During the years ended December 31, 2013 and 2012, the warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.
The weighted-average number of common shares outstanding for basic and diluted earnings per share purposes is as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Weighted-average number of common shares outstanding — basic	45,265	38,769	38,279
Common stock equivalents	—	317	—
Weighted-average number of common shares outstanding — diluted	45,265	39,086	38,279

The following potential common shares were excluded from the computation of diluted earnings per share, as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2013	2012	2011
Stock options	2,763	2,854	3,400
Non-vested shares, restricted stock units, and stock-settled phantom stock units	197	290	430
Convertible debt	115	633	1,909
Warrants	11,794	11,794	—